Commitments and Contingencies- Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 0.7	$ 0.9
Cash deposits	0.9	$ 0.7
Surety bonds	$ 94.6